Maturity analysis of assets, liabilities and off-balance sheet commitments - Cash flows payable by HSBC under financial liabilities by remaining contractual maturities (Details) - USD ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 76,625	$ 67,921
Customer accounts	1,619,546	1,574,514
Repurchase agreements – non-trading	172,718	127,983
Trading liabilities	73,150	72,353
Financial liabilities designated at fair value	166,297	150,367
Derivatives	239,857	288,145
Debt securities in issue	108,993	90,779
Subordinated liabilities	45,579	41,867
Other financial liabilities1	170,263	173,195
Cash flows payable under financial liabilities	2,673,028	2,587,124
Loan and other credit-related commitments	897,150	827,854
Financial guarantees	17,009	18,783
Cash flows payable under financial liabilities and other contractual commitments	3,587,187	3,433,761
Due not more than 1 month
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	52,938	47,082
Customer accounts	1,345,006	1,387,125
Repurchase agreements – non-trading	159,264	121,328
Trading liabilities	73,150	72,353
Financial liabilities designated at fair value	22,262	16,687
Derivatives	232,598	283,512
Debt securities in issue	6,837	4,329
Subordinated liabilities	39	37
Other financial liabilities1	149,904	153,597
Cash flows payable under financial liabilities	2,041,998	2,086,050
Loan and other credit-related commitments	895,156	825,781
Financial guarantees	16,966	18,696
Cash flows payable under financial liabilities and other contractual commitments	$ 2,954,120	$ 2,930,527
Proportion of cash flows payable in period	83.00%	85.00%
Due over 1 month but not more than 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 2,898	$ 406
Customer accounts	141,348	96,474
Repurchase agreements – non-trading	10,457	3,852
Trading liabilities	0	0
Financial liabilities designated at fair value	9,156	7,859
Derivatives	609	171
Debt securities in issue	7,407	8,217
Subordinated liabilities	135	168
Other financial liabilities1	9,752	8,670
Cash flows payable under financial liabilities	181,762	125,817
Loan and other credit-related commitments	95	184
Financial guarantees	4	25
Cash flows payable under financial liabilities and other contractual commitments	$ 181,861	$ 126,026
Proportion of cash flows payable in period	5.00%	4.00%
Due over 3 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 3,304	$ 4,024
Customer accounts	119,660	80,608
Repurchase agreements – non-trading	2,996	1,535
Trading liabilities	0	0
Financial liabilities designated at fair value	26,033	18,740
Derivatives	1,295	1,181
Debt securities in issue	24,117	17,522
Subordinated liabilities	1,465	1,395
Other financial liabilities1	5,943	5,994
Cash flows payable under financial liabilities	184,813	130,999
Loan and other credit-related commitments	371	344
Financial guarantees	39	62
Cash flows payable under financial liabilities and other contractual commitments	$ 185,223	$ 131,405
Proportion of cash flows payable in period	5.00%	4.00%
Due over 1 year but not more than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 17,123	$ 16,050
Customer accounts	13,423	9,961
Repurchase agreements – non-trading	1	1,268
Trading liabilities	0	0
Financial liabilities designated at fair value	63,960	63,606
Derivatives	2,445	2,222
Debt securities in issue	43,513	34,283
Subordinated liabilities	9,020	7,321
Other financial liabilities1	2,555	3,230
Cash flows payable under financial liabilities	152,040	137,941
Loan and other credit-related commitments	1,437	1,217
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	$ 153,477	$ 139,158
Proportion of cash flows payable in period	4.00%	4.00%
Due over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 362	$ 359
Customer accounts	109	346
Repurchase agreements – non-trading	0	0
Trading liabilities	0	0
Financial liabilities designated at fair value	44,886	43,475
Derivatives	2,910	1,059
Debt securities in issue	27,119	26,428
Subordinated liabilities	34,920	32,946
Other financial liabilities1	2,109	1,704
Cash flows payable under financial liabilities	112,415	106,317
Loan and other credit-related commitments	91	328
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	$ 112,506	$ 106,645
Proportion of cash flows payable in period	3.00%	3.00%
HSBC Holdings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	$ 168	$ 314
Financial liabilities designated at fair value	58,525	43,339
Derivatives	6,404	8,000
Debt securities in issue	80,121	82,591
Subordinated liabilities	42,670	36,582
Other financial liabilities1	4,289	1,969
Cash flows payable under financial liabilities	192,177	172,795
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	192,177	172,795
HSBC Holdings | Due not more than 1 month
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	0	48
Financial liabilities designated at fair value	23	11
Derivatives	1,244	1,182
Debt securities in issue	0	0
Subordinated liabilities	46	46
Other financial liabilities1	1,436	721
Cash flows payable under financial liabilities	2,749	2,008
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	2,749	2,008
HSBC Holdings | Due over 1 month but not more than 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	168	266
Financial liabilities designated at fair value	405	72
Derivatives	556	177
Debt securities in issue	680	544
Subordinated liabilities	2,163	161
Other financial liabilities1	1,620	458
Cash flows payable under financial liabilities	5,592	1,678
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	5,592	1,678
HSBC Holdings | Due over 3 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	1,437	1,139
Derivatives	1,651	1,089
Debt securities in issue	4,787	4,899
Subordinated liabilities	1,360	1,068
Other financial liabilities1	1,210	745
Cash flows payable under financial liabilities	10,445	8,940
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	10,445	8,940
HSBC Holdings | Due over 1 year but not more than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	31,050	22,921
Derivatives	2,227	4,231
Debt securities in issue	46,909	44,608
Subordinated liabilities	8,239	8,262
Other financial liabilities1	0	14
Cash flows payable under financial liabilities	88,425	80,036
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	88,425	80,036
HSBC Holdings | Due over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	25,610	19,196
Derivatives	726	1,321
Debt securities in issue	27,745	32,540
Subordinated liabilities	30,862	27,045
Other financial liabilities1	23	31
Cash flows payable under financial liabilities	84,966	80,133
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	$ 84,966	$ 80,133